Average Annual Total Returns - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable Emerging Markets Equity Fund
	Dec. 30, 2024
Fidelity SAI Sustainable Emerging Markets Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.67%
Since Inception	(1.38%)	[1]
Fidelity SAI Sustainable Emerging Markets Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.41%
Since Inception	(1.58%)	[1]
Fidelity SAI Sustainable Emerging Markets Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.11%
Since Inception	(1.00%)	[1]
IXWRU
Average Annual Return:
Past 1 year	6.16%
Since Inception	(5.30%)
MC041
Average Annual Return:
Past 1 year	9.86%
Since Inception	(2.17%)

[1]	A From April 14, 2022 .